Clearwater Tax-Exempt Bond Fund (QWVQX)	Filed Pursuant to Rule 497(a) File No. 033-12289 Rule 482 Ad As of March 31, 2026

FUND FACTS

TICKER SYMBOL: QWVQX

PERFORMANCE BENCHMARK: Bloomberg Municipal Bond 5 Year (4-6) Index

INCEPTION DATE: January 14, 2000

NET ASSETS: $830.0 million

INVESTMENT MINIMUM: $1,000

INVESTMENT OBJECTIVE

The Fund seeks high current income that is exempt from U.S. federal income tax, consistent with preservation of capital.

The Fund normally invests at least 80% of its net assets in tax-exempt bonds. However, the Fund may invest up to 20% of its assets in bonds that generate interest income subject to federal alternative minimum tax for individuals. The Fund invests primarily in investment grade bonds, but it may invest up to 30% of its assets in bonds that are rated below investment grade or determined to be of comparable quality by the Fund’s subadviser.

Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers, Sit Fixed Income Advisors II, LLC (“Sit”) and MacKay Shields LLC (“MacKay”). Sit and MacKay provide day-to-day management for the Fund.

Fiduciary Counselling, Inc. (“FCI”) acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by CMC.

PERFORMANCE				Annualized	Annualized
	Three	Year	One	Five	Ten
	Month	to Date	Year	Year	Year
Clearwater Tax-Exempt Bond Fund	0.22%	0.22%	5.51%	1.55%	3.01%
Bloomberg Municipal Bond 5 Year (4-6) Index	0.01%	0.01%	4.09%	1.11%	1.81%
*Since February 1, 2000
Source: Northern Trust (monthly returns)
PEER UNIVERSE PERCENTILE RANK: TOTAL RETURN
Category: Lipper US Intermediate Municipal Debt
			One	Five	Ten
			Year	Year	Year
Number of Funds in Category			82	60	43
Clearwater Tax-Exempt Bond Fund			3%	16%	1%
Bloomberg Municipal Bond 5 Year (4-6) Index			73%	51%	84%
Lower percentage is better.
*Since February 1, 2000
Source: FactSet, Northern Trust (monthly returns)

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than performance information shown. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns reflect CMC’s voluntary fee waivers for the Fund in place during the applicable periods. Had fee waivers not been in place, returns would have been lower. Fund performance is shown net of fees. An index is an unmanaged, broad market list of securities used to represent an asset class. An index reflects no deduction of fees, expenses or taxes and includes reinvestment of all distributions. It is not possible to invest directly in an index. The index shown represents the Fund’s performance benchmark, which is different from the Fund’s regulatory benchmark. The Fund’s regulatory benchmark is the Bloomberg Municipal Bond Index and is included in the Fund’s prospectus. The Fund’s prospectus can be obtained by calling FCI at 651-228-0935 or the transfer agent for the Clearwater Tax-Exempt Bond Fund, the Northern Trust Company, at 855-684-9144 or at https://connect.rightprospectus.com/Clearwater. You may obtain most recent month-end performance information by calling FCI at 651-228-0935.

SUBADVISERS

Subadviser	Strategy
Sit	Extensive fundamental credit analysis enables the construction of a diverse portfolio with exposures across many different municipal bond sectors and an attractive yield advantage over the benchmark index.

MacKay Shields	Employs both a top-down macro view and bottom-up, credit research-driven security selection process to build a portfolio of securities that are actively managed using a relative value approach.

Subject to the approval of the Fund’s Board of Trustees, CMC has the right to enter into new or amended subadvisory agreements at any time and without a shareholder vote, in reliance on the exemptive order from the Securities and Exchange Commission.

PORTFOLIO CHARACTERISTICS

	Fund	Bench**
Number of Issues	800	6,831
Average Rating	AA/A+	AA/AA-
Average Price	95.83	106.10
Effective Duration*	6.2	3.7

Coupon Yield	4.81%	4.75%
Yield to Worst	4.38%	3.02%
SEC Yield (30 Day)	4.56%	N/A

* Weighted Average of Subadviser Reported Durations

** Bloomberg Municipal Bond 5 Year (4-6) Index

Source: Northern Trust, FactSet, Sit, MacKay

CREDIT QUALITY RATINGS

Source: Sit (lower of S&P or Moody’s; Fitch is used if S&P and Moody’s do not rate a bond) and MacKay (S&P)

RISK CHARACTERISTICS

Fund
Beta	1.34
Standard Deviation	5.56%
Alpha	1.11%

* Bloomberg Municpal Bond 5 Year (4-6 Index)

Above risk characteristics are based on a 3-year time period.

Source: FactSet

Clearwater Tax-Exempt Bond Fund (QWVQX)	As of March 31, 2026

SECTOR WEIGHTINGS	MATURITY PROFILE

Source: FactSet	Source: Sit and MacKay

UNDERSTANDING INVESTMENT RISK

Average Price - weighted average price of the bonds. For the Fund this calculation excludes zero-coupon bonds and closed-end funds, making it comparable to the benchmark.

Effective Duration - a risk measure that takes into account the fact that expected cash flows will fluctuate as interest rates change.

Modified Adjusted Duration - modified duration calculation used for bonds with embedded options, taking into account that expected cash flows will fluctuate as interest rates change. Maturity is calculated by making worst-case scenario assumptions with respect to bond provisions that could shorten the life of the bond.

Coupon Yield - weighted average coupon rate of the bonds. Coupon yield for an individual bond is the interest rate that the bond issuer promises to pay bond purchasers. This rate is fixed and applies to the life of the bond.

Yield to Worst - rate of return anticipated on a bond when the shortest possible maturity is substituted for the maturity date of the issue. It is the lowest potential yield that can be received on a bond without the issue actually defaulting and is calculated by making worst-case scenario assumptions with respect to bond provisions that could shorten the life of the bond.

SEC Yield (30 Day) - reflects the rate at which the Fund is earning income on its current portfolio of securities and is computed using a standardized SEC formula.

Beta - reflects the sensitivity of a fund’s returns to fluctuations in the fund’s benchmark. A number greater than one indicates greater sensitivity and a number lower than one indicates less sensitivity.

Standard Deviation - measures a fund’s historical volatility, where a higher number implies greater volatility and risk.

Alpha - measures risk-adjusted performance, showing excess return delivered at the same risk level as the fund’s benchmark. A positive and higher number is better.

Debt securities such as those held by the Fund are subject to market risk, credit risk, interest rate risk, call risk, tax risk and political and economic risk. Debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities. Income from tax-exempt funds may be subject to state and local taxes. Capital gains distributions, if any, will be subject to tax.

IMPORTANT DISCLOSURES

The Bloomberg U.S. Municipal Bond 5 Year (4-6) Index is an unmanaged market value-weighted index for investment-grade municipal bonds with maturities between 4 and 6 years. This index is the 5 Year component of the Bloomberg Municipal Bond Index. To be included in the index, bonds must be rated investment-grade, have outstanding par value of at least $7 million, be issued as part of a transaction of at least $75 million, and have a fixed interest rate. Remarketed issues, taxable municipal bonds, bonds with floating interest rates, and derivatives are excluded from the index.

The Peer Universe Percentile Rank compares the performance of mutual funds within a universe of funds having similar investment objectives. Rankings are based on total return performance: with capital gains and dividends reinvested, with annual operating expenses deducted, but without including front or back-end sales charges. Note that the Fund does not assess a front or back-end sales charge. Past rankings are no guarantee of future rankings. Rankings are relative to a peer group and do not necessarily mean that the fund had high total returns.

The performance information shown represents past performance and is not a guarantee of future results. Current performance may be lower or higher than performance information shown.

You should consider a fund’s investment objectives, risks, charges, and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund. The prospectus should be read carefully before investing. You may obtain a prospectus by calling FCI at 651-228-0935 or the transfer agent for the Clearwater Tax-Exempt Bond Fund, the Northern Trust Company, at 855-684-9144 or at https://connect.rightprospectus.com/Clearwater.

Not FDIC insured. May lose value. No bank or government guarantee.

Clearwater Core Equity Fund (QWVPX)	Filed Pursuant to Rule 497(a) File No. 033-12289 Rule 482 Ad As of March 31, 2026

FUND FACTS

TICKER SYMBOL: QWVPX

PERFORMANCE BENCHMARK: Russell 1000® Index

INCEPTION DATE: June 19, 1987

NET ASSETS: $1.388 billion

INVESTMENT MINIMUM: $1,000

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

The Fund normally invests at least 80% of its net assets in equity securities of U.S. companies.

Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund employs a “multi-style, multi-manager” approach whereby CMC allocates portions of the Fund’s assets among the following subadvisers, each of whom employ distinct investment styles: Parametric Portfolio Associates LLC (“Parametric”) and AQR Capital Management, LLC (“AQR”).

Fiduciary Counselling, Inc. (“FCI”) acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by CMC.

PERFORMANCE				Annualized	Annualized	Annualized
	Three	Year	One	Five	Ten	Since
	Month	to Date	Year	Year	Year	Inception*
Clearwater Core Equity Fund	-3.56%	-3.56%	20.08%	12.37%	13.97%	9.82%
Russell 1000® Index	-4.18%	-4.18%	17.74%	11.34%	13.97%	10.59%
*Since July 1, 1987
Source: Northern Trust (monthly returns)

PEER UNIVERSE PERCENTILE RANK: TOTAL RETURN
Category: Lipper US Large-Cap Core
	One	Five	Ten	Since
	Year	Year	Year	Inception*
Number of Funds in Category	308	237	158	32
Clearwater Core Equity Fund	16%	16%	27%	39%
Russell 1000® Index	29%	38%	27%	7%
Lower percentage is better.
*Since July 1, 1987
Source: FactSet, Northern Trust (monthly returns)

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than performance information shown. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns reflect CMC’s voluntary fee waivers for the Fund in place during the applicable periods. Had fee waivers not been in place, returns would have been lower. Fund performance is shown net of fees. An index is an unmanaged, broad market list of securities used to represent an asset class. An index reflects no deduction of fees, expenses or taxes and includes reinvestment of all distributions. It is not possible to invest directly in an index. You may obtain most recent month-end performance information by calling FCI at 651-228-0935.

SUBADVISERS

Subadviser	Strategy
Parametric	Uses a passive management strategy to seek investment results that generally track, before fees and expenses, the investment results of the S&P 500® Index.
AQR	Disciplined, systematic approach that employs multiple measures of value, momentum, and quality and seeks to invest in attractively valued companies with positive momentum and a stable business.

Subject to the approval of the Fund’s Board of Trustees, CMC has the right to enter into new or amended subadvisory agreements at any time and without a shareholder vote, in reliance on an exemptive order from the Securities and Exchange Commission.

TOP 10 HOLDINGS	MARKET CAPITALIZATION

Source: FactSet	Source: FactSet
Top 10 Holdings are provided as of 12/31/2025 to align with public filings.

Clearwater Core Equity Fund (QWVPX)	As of March 31, 2026

SECTOR WEIGHTINGS

Source: FactSet

PORTFOLIO & RISK CHARACTERISTICS

PORTFOLIO & RISK CHARACTERISTICS

	Fund	Bench 1
Number of Holdings	526	1,005
Top 10 Holdings	36.2%	36.2%
Weighted Avg. Market Cap ($M)	$1,098,650	$1,132,714
Median Market Cap ($M)	$34,900	$15,595
Turnover (1 Year)	22%	N/A

Bench 1: iShares Russell 1000® ETF+

	Fund	Bench 2
Beta	1.00	1.00
Standard Deviation	12.29%	12.19%
Alpha	1.29%	N/A

Above risk characteristics are based on a 3-year time period.
Source: FactSet
Bench 2: Russell 1000® Index

UNDERSTANDING INVESTMENT RISK

Price to Book - ratio used to compare the prices of a fund’s stocks with their book values.

Price to Earnings - ratio used to compare the prices of a fund’s stocks with their per-share earnings. Trailing 12-month price to earnings ratio is displayed.

Return on Equity - ratio used to compare the amount of net income returned as a percentage of shareholders’ equity.

Est. 3-5 Year EPS Growth - median estimated earnings per share growth for a fund’s stocks (source: FactSet Estimates).

Beta - reflects the sensitivity of a fund’s returns to fluctuations in the fund’s benchmark. A number greater than one indicates greater sensitivity and a number lower than one indicates less sensitivity.

Standard Deviation - measures a fund’s historical volatility, where a higher number implies greater volatility and risk.

Alpha - measures risk-adjusted performance, showing excess return delivered at the same risk level as the fund’s benchmark. A positive and higher number is better.

Equity securities will fluctuate in price and the value of your investment will thus fluctuate, and this may result in a loss. Small and mid-capitalization stocks may be subject to higher degrees of risk, their earnings may be less predictable, their prices more volatile, and their liquidity less than that of large-capitalization or more established companies’ securities. To the extent a Fund subadviser employs a value style strategy, that portion of the Fund’s assets is subject to the possibility that value stocks fall out of favor or perform poorly relative to other types of investments.

IMPORTANT DISCLOSURES

The Russell 1000® Index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on market capitalization. It represents about 92% of the U.S. market.

The S&P 500 Index tracks the performance of a broad segment of the U.S. equity market. Comprising 500 of the largest publicly traded companies based in the United States, the index represents a significant portion of the total U.S. stock market capitalization. It includes a diverse range of sectors and industries, providing investors with exposure to a cross-section of the American economy.

+The iShares Russell 1000® ETF seeks to track the investment performance and composition of the Russell 1000® Index, the Clearwater Core Equity Fund’s benchmark, to approximate the performance and composition of the large and mid-cap sectors of the U.S. equity market. FCI, who provides the analysis for this fact sheet, does not have access to the underlying constituents and statistics of the Index (necessary for presentations in this fact sheet), and therefore has used the ETF information as a proxy/substitute. Information about the ETF’s holdings is provided solely to serve as a proxy for the Index and not as a comparison of an investment in the Clearwater Core Equity Fund and the ETF. Because the ETF may not invest in all of the index constituents at approximately their Index weightings, the ETF’s holdings may not serve as an effective substitute for Index information.

The Peer Universe Percentile Rank compares the performance of mutual funds within a universe of funds having similar investment objectives. Rankings are based on total return performance: with capital gains and dividends reinvested, with annual operating expenses deducted, but without including front or back-end sales charges. Note that the Fund does not assess a front or back-end sales charge. Past rankings are no guarantee of future rankings. Rankings are relative to a peer group and do not necessarily mean that the fund had high total returns.

The performance information shown represents past performance and is not a guarantee of future results. Current performance may be lower or higher than performance information shown.

You should consider a fund’s investment objectives, risks, charges, and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund. You may obtain a prospectus by calling FCI at 651-228-0935 or the transfer agent for the Clearwater Core Equity Fund, the Northern Trust Company, at 855-684-9144 or at https://connect.rightprospectus.com/Clearwater. The prospectus should be read carefully before investing.

Not FDIC insured. May lose value. No bank or government guarantee.

Clearwater International Fund (QCVAX)	Filed Pursuant to Rule 497(a) File No. 033-12289 Rule 482 Ad As of March 31, 2026

FUND FACTS

TICKER SYMBOL: QCVAX

PERFORMANCE BENCHMARK: MSCI World Ex USA Index - Net Dividends

INCEPTION DATE: February 5, 2009

NET ASSETS: $1.157 billion

INVESTMENT MINIMUM: $1,000

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

The Fund normally invests at least 80% of net assets in equity securities of companies organized or located outside the U.S. and doing a substantial amount of business outside the U.S. The Fund does not intend to invest more than 20% of its net assets in equity securities of companies of developing or emerging market issuers.

Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund employs a “multi-style, multi-manager” approach whereby CMC allocates portions of the Fund’s assets among the following subadvisers, each of whom employ distinct investment styles: Parametric Portfolio Associates LLC (“Parametric”), Artisan Partners Limited Partnership (“Artisan Partners” and “Artisan International Explorer”), and WCM Investment Management LLC (“WCM”).

Fiduciary Counselling, Inc. (“FCI”) acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by CMC.

PERFORMANCE				Annualized	Annualized	Annualized
	Three	Year to	One	Five	Ten	Since
	Month	Date	Year	Year	Year	Inception*
Clearwater International Fund	-0.18%	-0.18%	17.36%	6.60%	9.24%	9.59%
MSCI World Ex U.S.A. Index - Net Dividends	-0.94%	-0.94%	22.99%	8.40%	8.66%	9.36%
*Since March 1, 2009
Source: Northern Trust (monthly returns)
PEER UNIVERSE PERCENTILE RANK: TOTAL RETURN
Category: Lipper International Large-Cap Core
			One	Five	Ten	Since
			Year	Year	Year	Inception*
Number of Funds in Category			135	113	80	39
Clearwater International Fund			86%	77%	27%	37%
MSCI World Ex U.S.A. Index - Net Dividends			51%	38%	52%	53%
Lower percentage is better
*Since March 1, 2009
Source: FactSet, Northern Trust (monthly returns)

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than performance information shown. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns reflect CMC’s voluntary fee waivers for the Fund in place during the applicable periods. Had fee waivers not been in place, returns would have been lower. Fund performance is shown net of fees. An index is an unmanaged, broad market list of securities used to represent an asset class. An index reflects no deduction of fees or expenses and includes reinvestment of all distributions. It is not possible to invest directly in an index. You may obtain most recent month-end performance information by calling FCI at 651-228-0935.

SUBADVISERS

Subadviser	Strategy
Parametric	Uses a passive management strategy to seek investment results that generally track, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index - Net Dividends
Artisan Partners	Seeks to build a diversified portfolio of non-U.S. stocks of all sizes that it believes to be undervalued.
WCM	Invests in non-U.S. companies and seeks high quality businesses with superior growth prospects and low or no debt.

Subject to the approval of the Fund’s Board of Trustees, CMC has the right to enter into new or amended subadvisory agreements at any time and without a shareholder vote, in reliance on an exemptive order from the Securities and Exchange Commission.

GEOGRAPHIC ALLOCATION	TOP 10 HOLDINGS	MARKET CAPITALIZATION

Source: FactSet
Source: FactSet	Top 10 Holdings are provided as of 12/31/2025 to align with public filings.	Source: FactSet

Clearwater International Fund (QCVAX)	As of March 31, 2026

SECTOR WEIGHTINGS

Source: FactSet

PORTFOLIO & RISK CHARACTERISTICS

  Source: FactSet

PORTFOLIO & RISK CHARACTERISTICS

	Fund	Bench 1
Number of Holdings	496	774
Top 10 Holdings	20%	12%
Weighted Avg. Market Cap ($M)	$122,620	$103,058
Median Market Cap ($M)	$20,710	$19,938
Turnover (1 Year)	39%	N/A

Bench 1: iShares EAFE ETF + iShares Canada ETF+
	Fund	Bench 2
Beta	0.94	1.00
Standard Deviation	12.79%	13.15%
Alpha	-0.92%	N/A

Bench 2: MSCI World Ex U.S.A. Index - Net Dividends
Above risk characteristics are based on a 3-year time period.

Source: FactSet

UNDERSTANDING INVESTMENT RISK

Price to Book - ratio used to compare the prices of a fund’s stocks with their book values.

Price to Earnings - ratio used to compare the prices of a fund’s stocks with their per-share earnings. Trailing 12-month price to earnings ratio is displayed.

Return on Equity - ratio used to compare the amount of net income returned as a percentage of shareholders’ equity.

Est. 3-5 Year EPS Growth - median estimated earnings per share growth for a fund’s stocks (source: FactSet Estimates).

Beta - reflects the sensitivity of a fund’s returns to fluctuations in the fund’s benchmark. A number greater than one indicates greater sensitivity and a number lower than one indicates less sensitivity.

Standard Deviation - measures a fund’s historical volatility, where a higher number implies greater volatility and risk.

Alpha - measures risk-adjusted performance, showing excess return delivered at the same risk level as the fund’s benchmark. A positive and higher number is better.

Equity securities will fluctuate in price and the value of your investment will thus fluctuate, and this may result in a loss. Securities in certain non-U.S. countries may be less liquid, more volatile, and less subject to governmental supervision than U.S. securities. The values of these securities may be affected by changes in currency rates, application of a country’s specific tax laws, changes in government administration, and economic and monetary policy. These risks are particularly significant in emerging market countries, which generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Small and mid-capitalization stocks may be subject to higher degrees of risk, their earnings may be less predictable, their prices more volatile, and their liquidity less than that of large-capitalization or more established companies’ securities.

IMPORTANT DISCLOSURES

The MSCI World Ex U.S.A. Index - Net Dividends is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed markets, excluding the United States. It includes large and midcap companies across 22 of 23 developed market countries. The index covers approximately 85% of the publicly available total market capitalization in each country.

+ iShares EAFE ETF + iShares Canada ETF represents a blend of the holdings of the iShares MSCI EAFE ETF (ticker: EFA) and the iShares MSCI Canada ETF (ticker: EWC) to approximate the composition of the constituents of the MSCI World Ex U.S.A. Index – Net Dividends (the “Index”), the Clearwater International Fund’s benchmark. FCI, who provides the analysis for this fact sheet, does not have access to the underlying constituents and statistics of the Index (necessary for the presentations in this fact sheet), and therefore has used the blended ETF information as a proxy/substitute. Information about the ETFs’ holdings is provided solely to serve as a proxy for the Index and not as a comparison of an investment in the Clearwater International Fund and the ETFs. Because the ETFs may not invest in all of the Index constituents at approximately their Index weightings, the ETF holdings may not serve as an effective substitute for Index information.

The Peer Universe Percentile Rank compares the performance of mutual funds within a universe of funds having similar investment objectives. Rankings are based on total return performance: with capital gains and dividends reinvested, with annual operating expenses deducted, but without including front or back-end sales charges. Note that the Fund does not assess a front or back-end sales charge. Past rankings are no guarantee of future rankings. Rankings are relative to a peer group and do not necessarily mean that the fund had high total returns.

The performance information shown represents past performance and is not a guarantee of future results. Current performance may be lower or higher than performance information shown.

You should consider a fund’s investment objectives, risks, charges, and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund. You may obtain a prospectus by calling FCI at 651-228-0935 or the transfer agent for the Clearwater International Fund, the Northern Trust Company, at 855-684-9144 or at https://connect.rightprospectus.com/Clearwater. The prospectus should be read carefully before investing.

Not FDIC insured. May lose value. No bank or government guarantee.

Clearwater Select Equity Fund (QWVOX)	Filed Pursuant to Rule 497(a) File No. 033-12289 Rule 482 Ad As of March 31, 2026

FUND FACTS

TICKER SYMBOL: QWVOX

PERFORMANCE BENCHMARK: Russell 2000® Index

INCEPTION DATE: February 1, 1989

NET ASSETS: $434.8 million

INVESTMENT MINIMUM: $1,000

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. While the Fund is permitted to invest in securities of any market capitalization, the Fund invests primarily in securities of micro-, small- and medium-sized companies.

Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund employs a “multi-style, multi-manager” approach whereby CMC allocates portions of the Fund’s assets between the following subadvisers, each of whom employ distinct investment styles and who provide day-to-day management for the Fund: Acadian Asset Management LLC (“Acadian”), Cooke & Bieler, L.P. (“Cooke & Bieler”), Parametric Portfolio Associates LLC (“Parametric”), and Rice Hall James & Associates, LLC (“Rice Hall James”).

Fiduciary Counselling, Inc. (“FCI”) acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by CMC.

PERFORMANCE				Annualized	Annualized	Annualized
	Three	Year	One	Five	Ten	Since
	Month	to Date	Year	Year	Year	Inception*
Clearwater Select Equity Fund	-2.94%	-2.94%	11.30%	0.65%	6.85%	10.00%
Russell 2000® Index	0.89%	0.89%	25.72%	3.77%	9.88%	9.33%
*Since February 1, 1989
Source: Northern Trust (monthly returns)
PEER UNIVERSE PERCENTILE RANK: TOTAL RETURN
Category: Lipper US Small-Cap Core
			One	Five	Ten	Since
			Year	Year	Year	Inception*
Number of Funds in Category			379	330	252	6
Clearwater Select Equity Fund			84%	97%	95%	81%
Russell 2000® Index			17%	78%	43%	81%
Lower percentage is better
*Since February 1, 1989
Source: FactSet, Northern Trust (monthly returns)

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than performance information shown. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns reflect CMC’s voluntary fee waivers for the Fund in place during the applicable periods. Had fee waivers not been in place, returns would have been lower. Fund performance is shown net of fees. An index is an unmanaged, broad market list of securities used to represent an asset class. An index reflects no deduction of fees, expenses or taxes and includes reinvestment of all distributions. It is not possible to invest directly in an index. The index shown represents the Fund’s performance benchmark, which is different from the Fund’s regulatory benchmark. The Fund’s regulatory benchmark is the Russell 3000® Index and is included in the Fund’s prospectus. The Fund’s prospectus can be obtained by calling FCI at 651-228-0935 or the transfer agent for the Clearwater Select Equity Fund, the Northern Trust Company, at 855-684-9144 or at https://connect.rightprospectus.com/Clearwater. You may obtain most recent month-end performance information by calling FCI at 651-228-0935.

SUBADVISERS

Subadviser	Strategy
Acadian	Utilizes a systematic stock selection approach grounded in fundamentals that is diversified, disciplined and risk-controlled.
Cooke & Bieler	Seeks to buy businesses that it believes will compound value over time and reduce risk through its stringent research process and decisions to purchase stocks at attractive prices.
Parametric	Uses a passive management strategy to seek investment results that generally track, before fees and expenses, the investment results of the S&P SmallCap 600® Index.
Rice Hall James	Employs fundamental, bottom-up research to identify companies that meet three primary criteria: high earnings growth, high or improving return on invested capital, and sustainable competitive advantages.

Subject to the approval of the Fund’s Board of Trustees, CMC has the right to enter into new or amended subadvisory agreements at any time and without a shareholder vote, in reliance on the exemptive order from the Securities and Exchange Commission.

TOP 10 HOLDINGS	MARKET CAPITALIZATION

Source: FactSet Top 10 Holdings are provided as of 12/31/2025 to align with public filings.	Source: FactSet

Clearwater Select Equity Fund (QWVOX)	As of March 31, 2026

SECTOR WEIGHTINGS

Source: FactSet

PORTFOLIO & RISK CHARACTERISTICS

 Source: FactSet

PORTFOLIO & RISK CHARACTERISTICS

	Fund	Bench 1
Number of Holdings	839	1,932
Top 10 Holdings	13.6%	5.2%
Weighted Avg. Market Cap ($M)	$4,715	$4,880
Median Market Cap ($M)	$2,206	$959
Turnover (1 Year)	125%	N/A

Bench 1: iShares Russell 2000 Index ETF+

	Fund	Bench 2
Beta	0.97	1.00
Standard Deviation	18.98%	19.10%
Alpha	-3.62%	N/A

Bench 2: Russell 2000® Index
Above risk characteristics are based on a 3-year time period.
Source: FactSet

UNDERSTANDING INVESTMENT RISK

Price to Book - ratio used to compare the prices of a fund’s stocks with their book values.

Price to Earnings - ratio used to compare the price of a fund’s stocks with their per-share earnings. Trailing 12-month price to earnings ratio is displayed.

Return on Equity - ratio used to compare the amount of net income returned as a percentage of shareholders’ equity.

Est. 3-5 Year EPS Growth - median estimated earnings per share growth for a fund’s stocks (source: FactSet Estimates).

Beta - reflects the sensitivity of a fund’s returns to fluctuations in the fund’s benchmark. A number greater than one indicates greater sensitivity and a number lower than one indicates less sensitivity.

Standard Deviation - measures a fund’s historical volatility, where a higher number implies greater volatility and risk.

Alpha - measures risk-adjusted performance, showing excess return delivered at the same risk level as the fund’s benchmark. A positive and higher number is better.

Equity securities will fluctuate in price and the value of your investment will thus fluctuate, and this may result in a loss. Small and mid-capitalization stocks may be subject to higher degrees of risk, their earnings may be less predictable, their prices more volatile, and their liquidity less than that of large-capitalization or more established companies’ securities. Micro-sized company stocks can be subject to greater risks, more abrupt and erratic price movements, wider spreads between quoted bid and ask prices and less liquidity than that of larger, more established companies. To the extent a Fund subadviser employs a value style strategy, that portion of the Fund’s assets is subject to the possibility that value stocks fall out of favor or perform poorly relative to other types of investments. To the extent a Fund subadviser employs a growth strategy, that portion of the Fund’s assets is subject to the possibility that such growth stocks can have relatively high valuations, making such investments more risky than an investment in a company with more modest growth expectations.

IMPORTANT DISCLOSURES

The Russell 2000® Index measures the performance of the small cap segment of the U.S. equity universe. It includes approximately 2,000 of the smallest U.S. companies based on market capitalization and represents about 10% of the U.S. market.

+iShares Russell 2000 Index ETF seeks to track the investment performance of the Russell 2000® Index, the Clearwater Select Equity Fund’s benchmark, to approximate the performance and composition of the small cap sector of the U.S. equity market. FCI, who provides the analysis for this fact sheet, does not have access to the underlying holdings and statistics of the Russell 2000® Index (necessary for the presentations in this fact sheet), and therefore has used the ETF benchmark as a proxy/substitute. Information about the ETF’s holdings is provided solely to serve as a proxy for the Index and not as a comparison of an investment in the Clearwater Select Equity Fund and the ETF. Because the ETF may not invest in all of the Index constituents at approximately their index weightings, the ETF holdings may not serve as an effective substitute for Index information.

The Peer Universe Percentile Rank compares the performance of mutual funds within a universe of funds having similar investment objectives. Rankings are based on total return performance: with capital gains and dividends reinvested, with annual operating expenses deducted, but without including front or back-end sales charges. Note that the Fund does not assess a front or back-end sales charge. Past rankings are no guarantee of future rankings. Rankings are relative to a peer group and do not necessarily mean that the fund had high total returns.

The performance information shown represents past performance and is not a guarantee of future results. Current performance may be lower or higher than performance information shown.

You should consider a fund’s investment objectives, risks, charges, and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund. You may obtain a prospectus by calling FCI at 651-228-0935 or the transfer agent for the Clearwater Select Equity Fund, the Northern Trust Company, at 855-684-9144 or at https://connect.rightprospectus.com/Clearwater. The prospectus should be read carefully before investing.

Not FDIC insured. May lose value. No bank or government guarantee.